Equity Securities (Tables)	12 Months Ended
Dec. 31, 2019
Equity Securities [Abstract]
Equity Securities
Table 8.1 provides a summary of our equity securities by business purpose and accounting method, including equity securities with readily determinable fair values (marketable) and those without readily determinable fair values (nonmarketable).
Table 8.1: Equity Securities

(in millions)	Dec 31, 2019	Dec 31, 2018
Held for trading at fair value:
Marketable equity securities	$27,440	19,449
Not held for trading:
Fair value:
Marketable equity securities (1)	6,481	4,513
Nonmarketable equity securities	8,015	5,594
Total equity securities at fair value	14,496	10,107
Equity method:
Low-income housing tax credit investments	11,343	10,999
Private equity	3,459	3,832
Tax-advantaged renewable energy	3,811	3,073
New market tax credit and other	387	311
Total equity method	19,000	18,215
Other:
Federal Reserve Bank stock and other at cost (2)	4,790	5,643
Private equity (3)	2,515	1,734
Total equity securities not held for trading	40,801	35,699
Total equity securities	$68,241	55,148

(1)	Includes $3.8 billion and $3.2 billion at December 31, 2019 and 2018, respectively, related to securities held as economic hedges of our deferred compensation plan obligations.

(2)	Includes $4.8 billion and $5.6 billion at December 31, 2019 and 2018, respectively, related to investments in Federal Reserve Bank and Federal Home Loan Bank stock.

(3)	Represents nonmarketable equity securities accounted for under the measurement alternative.

Net Gains (Losses) from Equity Securities Not Held for Trading
Table 8.2 provides a summary of the net gains and losses for equity securities not held for trading. Gains and losses for securities held for trading are reported in net gains from trading activities.

Table 8.2: Net Gains (Losses) from Equity Securities Not Held for Trading

	Year ended December 31,
(in millions)	2019	2018	2017
Net gains (losses) from equity securities carried at fair value:
Marketable equity securities	$1,067	(389)	967
Nonmarketable equity securities	2,413	709	1,557
Total equity securities carried at fair value	3,480	320	2,524
Net gains (losses) from nonmarketable equity securities not carried at fair value:
Impairment write-downs	(245)	(352)	(339)
Net unrealized gains related to measurement alternative observable transactions	567	418	—
Net realized gains on sale	1,161	1,504	980
All other	—	33	97
Total nonmarketable equity securities not carried at fair value	1,483	1,603	738
Net losses from economic hedge derivatives (1)	(2,120)	(408)	(1,483)
Total net gains from equity securities not held for trading	$2,843	1,515	1,779
(1)
Includes net gains (losses) on derivatives not designated as hedging instruments.

Gains (Losses) from Measurement Alternative Equity Securities
Table 8.3 provides additional information about the impairment write-downs and observable price adjustments related to nonmarketable equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 8.2.
Table 8.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2019	2018
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains due to observable price changes	$584	443
Gross unrealized losses due to observable price changes	(17)	(25)
Impairment write-downs	(116)	(33)
Realized net gains from sale	163	274
Total net gains recognized during the period	$614	659

Table 8.4 presents cumulative carrying value adjustments to nonmarketable equity securities accounted for under the measurement alternative that were still held as of December 31, 2019 and 2018.

Table 8.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2019	2018
Cumulative gains (losses):
Gross unrealized gains due to observable price changes	$973	415
Gross unrealized losses due to observable price changes	(42)	(25)
Impairment write-downs	(134)	(33)